Cover	Feb. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2024
Entity File Number	033-17773-NY
Entity Registrant Name	RocketFuel Blockchain, Inc.
Entity Central Index Key	0000823546
Entity Tax Identification Number	90-1188745
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	201 Spear Street,
Entity Address, Address Line Two	Suite 1100,
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(424)
Local Phone Number	256-8560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false